Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 03, 2021
Current assets:
Cash and cash equivalents	$ 815,644	$ 1,175,198	$ 649,820
Trade accounts receivable, net	971,063	745,593	735,026
Accounts receivable from related parties	61	24
Inventories	2,122,670	1,286,155	1,284,672
Prepaid expenses	52,562	35,596	52,581
Derivative financial instruments		28,193
Income tax recoverable	204,860
Other assets	188,266	81,988	130,417
Total current assets	4,355,126	3,352,747	2,852,516
Non-current assets:
Property, plant and equipment, net	2,973,374	1,069,492	791,127
Right-of-use assets, net	293,565	17,384	24,882
Deferred income tax	319,157		17,605
Investment in subsidiaries	1,236	497
Intangible assets, net	1,743,882	369,760	319,361
Goodwill	1,599,718	371,075	348,441
Other assets	46,675	4,274	5,774
Total non-current assets	6,977,607	1,832,482	1,507,190
Total assets	11,332,733	5,185,229	4,359,706
Current liabilities:
Short term debt and borrowings	230,419	28,124	105,910
Accounts payable to suppliers	1,371,778	1,984,932	2,078,628
Accounts payable to related parties	96,859
Accrued expenses	305,588	159,354	109,767
Provisions	793,412	118,468	153,978
Income tax payable		97,634	85,221
Value added tax payable	89,142		26,703
Employee profit sharing payable	135,298	55,305	7,354
Lease liability	85,399	6,102	7,691
Derivative financial instruments	15,329		295,115
Total current liabilities	3,123,224	2,449,919	2,870,367
Non-current liabilities:
Statutory employee benefits	153,907	2,093	1,678
Derivative financial instruments			25,179
Deferred income tax	833,557	38,975	39,852
Lease liability	206,509	11,778	16,687
Long term debt and borrowings	5,918,256	1,482,261	523,967
Total non-current liabilities	7,112,229	1,535,107	607,363
Total liabilities	10,235,453	3,985,026	3,477,730
Stockholder’s equity
Common stock	321,312	321,312	308,035
Share premium account	(12,671)	6,659	909,428
Retained earnings (deficit)	779,941	856,994	(334,769)
Other comprehensive income	7,515	583	(718)
Equity attributable to owners of the Group	1,096,097	1,185,548	881,976
Non-controlling interest	1,183	14,655
Total stockholders’ equity	1,097,280	1,200,203	881,976
Total liabilities and stockholders’ equity	$ 11,332,733	$ 5,185,229	$ 4,359,706